                          A Letter To Our Shareholders

Dear Shareholder:

     Despite the heightened volatility of the financial markets over the past 12 months, money market securities once again provided competitive returns for shareholders seeking a level of income commensurate with a stable net asset value. The reporting period was generally characterized by an economy that many economists consider ideal: moderate economic growth coupled with low inflation. Yet, the road to this environment was a bumpy one, marked by periods of stronger-than-expected growth that occasionally unsettled the longer term stock and bond markets. Investors who sought the safety of money market funds were largely unaffected by these markets' volatility. Excelsior Institutional Money Fund's annualized current 7-day yield for the period ended August 31, 1997 was 5.55% and for the same period the Fund's annualized effective 7-day yield was 5.71% after taking into account the effect of compounding.*

     Throughout the year under review, the Cash Reserves Portfolio was managed in a manner consistent with providing liquidity and as high a level of current income as is consistent with the preservation of capital. Through its investment in the Portfolio, Excelsior Institutional Money Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio of short-term domestic and foreign dollar denominated money market instruments.

     This Annual Report reviews the Fund and Portfolio's investment activities and performance over the past year. On behalf of the Board of Trustees and staff of Excelsior Funds, I want to extend our sincere appreciation to all of our shareholders. We thank you for your confidence and participation and we look forward to continuing to help you achieve your financial goals.


/s/ F.S. Wonham
-----------------------------------
Frederick S. Wonham
Chairman of the Board and President

October 24, 1997

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

The shares of the Fund are neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so on a continuing basis.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY OR GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Excelsior Institutional Money Fund
Statement Of Assets And Liabilities August 31, 1997

Assets:
Investment in Cash Reserves Portfolio (the "Portfolio"), at value (Note 1) ..   $317,044,025
Other receivables  ..........................................................         60,000
Deferred organization expenses (Note 1)  ....................................         50,456
                                                                                -------------
 Total assets  ..............................................................    317,154,481
                                                                                -------------
Liabilities:
Dividends payable  ..........................................................        875,636
Shareholder servicing fees payable (Note 2)  ................................        421,635
Organization expenses payable (Note 1) ......................................         36,540
Administration service fees payable (Note 2) ................................         18,965
Transfer agent fees payable (Note 2) ........................................         12,925
Other accrued expenses ......................................................         28,078
                                                                                -------------
 Total liabilities ..........................................................      1,393,779
                                                                                -------------
Net Assets for 315,760,702 shares of beneficial interest outstanding ........   $315,760,702
                                                                                =============
Represented by:
Paid-in capital  ............................................................   $315,760,702
                                                                                =============
Net Asset Value, Offering Price and Redemption Price Per Share ..............   $       1.00
                                                                                =============

Excelsior Institutional Money Fund
Statement Of Operations
For the year ended August 31, 1997

Investment Income from Portfolio (Note 1):
Interest income (includes $18,953 of net realized gains)......                      $17,735,552
Allocated expenses  ..........................................                         (314,015)
                                                                                    -----------
 Net investment income from Portfolio ........................                       17,421,537
Expenses (Note 1):
Shareholder servicing fees (Note 2) ..........................    $  1,254,387
Administration service fees (Note 2)  ........................         145,197
Amortization of organization expenses (Note 1)  ..............          42,435
Professional fees ............................................          39,861
Registration fees ............................................          36,080
Prospectus and shareholders' reports  ........................          25,729
Transfer agent fees (Note 2)  ................................          25,121
Trustees' fees and expenses (Note 2)  ........................          19,500
Insurance expense ............................................           8,164
Miscellaneous expenses  ......................................           3,099
                                                                  ------------
   Total expenses   ..........................................       1,599,573
   Less: Waiver of shareholder servicing fees (Note 2)  ......      (1,020,473)
   Less: Waiver of administration service fees (Note 2) ......        (107,469)
                                                                  ------------
   Net expenses   ............................................                          471,631
                                                                                    -----------
Net investment income from operations ........................                      $16,949,906
                                                                                    ===========

                       See notes to financial statements

Excelsior Institutional Money Fund
Statement Of Changes In Net Assets

                                                                    For the Year Ended August 31,
                                                                      1997                  1996
                                                              -------------------   -------------------
Increase (Decrease) in Net Assets:
Net investment income from operations  ....................    $     16,949,906      $     24,959,689
                                                               ----------------      ----------------
Dividends to shareholders from net investment income ......         (16,949,906)          (24,959,689)
                                                               ----------------      ----------------
Transactions in Shares of Beneficial Interest
 ($1.00 Per Share)
Net proceeds from shares sold  ............................       4,074,986,293         7,575,712,521
Reinvestment of dividends  ................................           6,115,286            10,759,256
Cost of shares redeemed  ..................................      (4,058,630,393)       (7,931,293,122)
                                                               ----------------      ----------------
 Net increase (decrease) in net assets resulting from
   transactions in shares of beneficial interest ..........          22,471,186          (344,821,345)
                                                               ----------------      ----------------
 Total increase (decrease) in net assets ..................          22,471,186          (344,821,345)
Net Assets:
Beginning of year  ........................................         293,289,516           638,110,861
                                                               ----------------      ----------------
End of year  ..............................................    $    315,760,702      $    293,289,516
                                                               ================      ================

Excelsior Institutional Money Fund
Financial Highlights

                                                                                                        For the period
                                                                                                        November 8, 1993
                                                                                                        (commencement of
                                                                For the Year ended August 31,           operations) to
                                                              1997           1996           1995        August 31, 1994
                                                          ------------   ------------   ------------   -----------------
Net Asset Value, beginning of period ..................    $  1.00        $  1.00       $   1.00        $     1.00
Net investment income from operations  ................     0.0543         0.0547         0.0579            0.0308
Dividends from net investment income ..................    (0.0543)       (0.0547)       (0.0579)          (0.0308)
                                                           ---------      ---------      ---------      -------------
Net Asset Value, end of period ........................    $  1.00        $  1.00       $   1.00        $     1.00
                                                           =========      =========     ==========      =============
Total Return   ........................................       5.57%          5.61%          5.95%             3.87%(2)
                                                           =========      =========     ==========      =============
Ratios:
 Net investment income to average net assets (1)              5.40%          5.55%          5.59%             4.39%(2)
 Expenses to average net assets (1)  ..................       0.25%          0.25%          0.25%             0.19%(2)
Total Net assets, end of period (000's omitted)  ......   $315,761       $293,290      $ 638,111       $   770,658

(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the Portfolio and the Trust. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:
   Net investment income to average net assets .              4.92%          5.11%          5.16%             4.28%(2)
   Expenses to average net assets  ....................       0.74%          0.69%          0.68%             0.31%(2)

(2) Annualized.

                       See notes to financial statements

Excelsior Institutional Money Fund
Notes To Financial Statements

(1) Significant Accounting Policies
Excelsior Institutional Money Fund (the "Fund") is a series of Excelsior Funds (the "Trust"), an open-end diversified management investment company registered under the Investment Company Act of 1940.

U.S. Trust Company of Connecticut ("U.S. Trust Connecticut"), Chase Global Funds Services Company ("CGFSC"), a subsidiary of Chase Manhattan Bank, and Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors, (collectively, the "Administrators") serve as Administrators of the Trust. From April 1, 1997 to May 15, 1997, CGFSC, FAS and United States Trust Company of New York served as the Trust's administrators. U.S. Trust Connecticut and United States Trust Company of New York are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company. Prior to April 1, 1997, Signature Broker-Dealer Services, Inc. ("SBDS") served as the Trust's administrator. Edgewood Services, Inc. ("Edgewood"), a wholly-owned subsidiary of Federated Investors, serves as distributor to the Fund.

It is the Fund's policy, to the extent possible, to maintain a continuous net asset value of $1.00 per share; the Fund has adopted certain investment, valuation, dividend and distribution policies to enable it to do so.

The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), an open-end diversified management investment company for which Citibank, N.A. serves as Investment Advisor. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (4.1% at August 31, 1997).

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Investment Income -- The Fund earns interest income, net of Portfolio expenses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio.

C. Dividends to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized gains or losses, if any, are declared daily as income and paid monthly.

D. Federal Income Taxes -- It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

E. Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by the Administrators.

F. Deferred Organization Expenses -- Organization expenses have been deferred and are being amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption of the Fund's initial shares, will be reduced by the pro rata portion of any unamortized organization expenses which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

G. Other -- All the net income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

Excelsior Institutional Money Fund
Notes To Financial Statements continued

(2) Administration Fee And Other  Transactions With Affiliates
A. Administration Fee -- For services provided to the Fund, the Administrators are entitled jointly to an annual fee, payable monthly, at a maximum annual rate of 0.10% of the average daily net assets of the Fund. For the period April 1, 1997 to August 31, 1997, administration fees totaling $107,469, were charged collectively by U.S. Trust Connecticut and United States Trust Company of New York, all of which was waived.

For the period September 1, 1996 to March 31, 1997, the Fund paid SBDS administration fees totaling $18,763. For the period April 1, 1997 to August 31, 1997, the Fund paid FAS administration fees totaling $18.965. Edgewood receives no compensation from the Fund in its capacity as distributor of the Fund's shares.

For the year ended August 31, 1997, CGFSC received fees amounting to $25,121, for providing transfer agency services to the Fund.

B. Shareholder Servicing Fee -- The Trust, on behalf of the Fund, has entered into Shareholder servicing agreements with United States Trust Company of New York, BISYS and Mid Atlantic Capital Group Inc. (the "Service Organizations") pursuant to which each Service Organization, as agent for its customers, provides administrative support services. For its services, each Service Organization may receive a fee from the Fund, which may not exceed, on an annual basis, an amount equal to 0.40% of the average daily net assets of Fund shares owned by customers of the Service Organization. For the year ended August 31, 1997, the Service Organizations received fees amounting to $233,914, which is net of $1,020,473 which was voluntarily waived, for providing shareholder servicing to the Fund.

C. Other -- Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Fund reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.

Excelsior Institutional Money Fund
Report of Independent Accountants

To the Trustees and the Shareholders of
Excelsior Funds (the Trust):
Excelsior Institutional Money Fund


In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Excelsior Institutional Money Fund (the "Fund"), a series of the Excelsior Funds, at August 31, 1997 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
Boston Massachusetts
October 28, 1997



Important Tax Information unaudited

For the year ended August 31, 1997, 2.9% of the income dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

Cash Reserves Portfolio
Portfolio Of Investments August 31, 1997

                                        Principal
                                         Amount
Issuer                               (000's omitted)                  Value
-------------------------------------------------------------------------------
BANK NOTES3.5%
Australia & New Zealand Bank
  5.645%, due 2/19/98..........         $ 65,000                  $ 64,986,601
Morgan Guaranty Trust Co.
    5.85%, due 3/16/98.........          100,000                    99,972,340
    5.93%, due 8/31/98.........          100,000                    99,961,876
                                                                  ------------
                                                                   264,920,817
                                                                  ------------
CERTIFICATES OF DEPOSIT
(EURODOLLARS)1.3%
Sumitomo Bank
    5.69%, due 12/22/97........          100,000                   100,003,052
                                                                  ------------
CERTIFICATES OF DEPOSIT
(YANKEE)--47.5%
ABN Amro Bank NV
    5.68%, due 12/19/97........          100,000                    99,988,293
    6.14%, due 5/01/98.........           90,000                    89,986,209
Bank America National Association
    5.67%, due 6/30/98.........          200,000                   199,855,388
Bank America of Chicago
    5.85%, due 3/13/98.........          100,000                    99,942,394
Bank of Tokyo Mitsubishi New York
    5.69%, due 12/19/97........          185,000                   185,000,000
    5.78%, due 12/29/97........          150,000                   150,013,155
Barclays Bank of New York
    5.84%, due 3/11/98.........          100,000                    99,984,982
Bayeriche Landesbank
    5.86%, due 7/17/98.........          100,000                    99,953,330
Canadian Imperial Bank
    5.94%, due 3/17/98.........          100,000                    99,984,515
    5.86%, due 8/10/98.........           70,000                    69,967,878
    5.91%, due 8/28/98.........           46,000                    45,973,903
Credit Suisse
    5.84%, due 3/11/98.........          100,000                    99,984,977
    5.745%, due 7/21/98........          100,000                    99,970,089
Dai Ichi Kangyo Bank
    5.68%, due 10/28/97........          100,000                   100,001,561
    5.67%, due11/04/97.........          131,000                   131,005,534
    5.73%, due 12/29/97........          100,000                   100,006,793
Deutsche Bank AG
    6.20%, due 4/08/98.........           50,000                    49,989,987

                                        Principal
                                         Amount
Issuer                               (000's omitted)                  Value
-------------------------------------------------------------------------------
Key Bank National Association
    5.68%, due 7/02/98.........        $ 100,000                $   99,934,952
    5.69%, due 7/07/98.........          100,000                    99,942,162
Landesbank Hessen Thuringen
    6.13%, due 4/01/98.........           50,000                    49,964,438
Morgan Guaranty Trust Co.
    5.71%, due 1/06/98.........          100,000                    99,986,666
Morgan Stanley Group, Inc.
    5.79%, due 5/18/98.........           75,000                    75,000,000
Natwest BankCorp
    5.933%, due 6/26/98........          100,000                    99,947,329
Rabobank Nederland
    6.18%, due 5/01/98.........          100,000                    99,987,351
Royal Bank of Canada
    5.58%, due 12/11/97.......           100,000                    99,972,997
    6.08%, due 5/27/98........           100,000                    99,971,952
    5.78%, due 7/31/98........            55,000                    54,980,784
Sanwa Bank
    5.76%, due 9/19/97........           300,000                   300,001,478
    5.72%, due 10/17/97.......            50,000                    50,000,630
Societe Generale Bank
    5.87%, due 3/03/98........           125,000                   124,976,020
    6.35%, due 4/15/98........           175,000                   174,984,028
    5.86%, due 7/21/98........            50,000                    49,983,068
Sumitomo Bank
    5.74%, due 9/08/97........           195,000                   195,000,000
    5.69%, due 10/14/97.......            40,000                    40,000,000
                                                                --------------
                                                                 3,636,242,843
                                                                --------------
ASSET BACKED--4.1%
Asset Backed Securities
    Investment Trust
    5.652%, due 6/15/98........          157,000                   156,974,733
Asset Backed Trust
    5.662%, due 1/15/98........          157,000                   156,994,150
                                                                --------------
                                                                   313,968,883
                                                                --------------
COMMERCIAL PAPER--12.5%
Barton Capital Corp.
    5.52%, due 9/18/97.........           70,000                    69,817,533

Cash Reserves Portfolio
Portfolio Of Investments August 31, 1997 (continued)

                                        Principal
                                         Amount
Issuer                               (000's omitted)                  Value
-------------------------------------------------------------------------------
CIT Group Holdings Inc.
    5.55%, due 9/02/97.........        $ 100,000                 $  99,984,583
Electronic Data System Corp.
    5.50%, due 10/03/97........           60,000                    59,706,667
Korea Development Bank
    5.80%, due 9/18/97.........           50,000                    49,863,056
    5.80%, due 9/22/97.........           80,000                    79,729,333
Pooled Accounts Receivable
    Capital Corp.
    5.53%, due 9/16/97.........          150,275                   149,928,741
    5.52%, due 9/19/97.........          181,542                   181,040,944
Receivables Capital Corp.
    5.52%, due 9/18/97.........           64,549                    64,380,742
    5.50%, due 9/22/97.........          126,168                   125,763,211
    5.51%, due 9/22/97.........           76,403                    76,157,428
                                                                  ------------
                                                                   956,372,238
                                                                  ------------
FLOATING RATE NOTES14.8%
Abbey National Treasury Services
    6.00%, due 6/17/98.........          100,000                    99,969,738
Bank One, Columbus
    5.64%, due 5/14/98.........           75,000                    74,964,527
Bank One, Indianapolis
    5.66%, due 2/05/98.........          150,000                   149,961,646
FCCNational Bank
    5.73%, due 4/07/98.........          200,000                   199,953,854
    5.67%, due 7/02/98.........          100,000                    99,926,840
First USABank
    5.809%, due 4/29/98........          100,000                   100,078,329
Merrill Lynch & Co., Inc.
    5.77%, due 10/07/97........           20,000                    19,999,506

                                        Principal
                                         Amount
Issuer                               (000's omitted)                  Value
-------------------------------------------------------------------------------
    5.765%, due 11/12/97.......        $ 100,000                $   99,995,070
    5.75%, due 1/09/98.........          150,000                   149,984,453
Strats Trust
    5.652%, due 12/15/97.......          139,500                   139,491,411
                                                                --------------
                                                                 1,134,325,374
                                                                --------------
TIME DEPOSIT--15.4%
Fleet Bank
    5.563%, due 9/02/97........          100,000                   100,000,000
Keybank National Association
    5.625%, due 9/02/97........          150,000                   150,000,000
Royal Bank of Canada
    5.50%, due 9/02/97.........          100,000                   100,000,000
Sun Trust
    5.438%, due 9/02/97........          131,299                   131,299,000
Svenska Grand Cayman
    5.625%, due 9/02/97........          250,000                   250,000,000
Wells Fargo & Co.
    5.531%, due 9/02/97........          200,000                   200,000,000
Westdeutsche Landesbank
    5.656%, due 9/02/97........          250,000                   250,000,000
                                                                --------------
                                                                 1,181,299,000
                                                                --------------
Total Investments
 at Amortized Cost.............            99.1%                 7,587,132,207
Other Assets, Less Liabilities              0.9                     70,267,733
                                          -----                 --------------
Net Assets.....................           100.0%                $7,657,399,940
                                          =====                 ==============

See notes to financial statements

Cash Reserves Portfolio
Statement Of Assets And Liabilities August 31, 1997

Assets:
Investments at value (Note 1A)...............................   $7,587,132,207
Cash.........................................................              188
Interest receivable..........................................       70,969,862
                                                                --------------
  Total assets...............................................    7,658,102,257
                                                                --------------
Liabilities:
Payable to affiliateinvestment advisory fee (Note 2A)........          345,435
Accrued expenses and other liabilities.......................          356,882
                                                                --------------
  Total liabilities..........................................          702,317
                                                                --------------
Net Assets ..................................................   $7,657,399,940
                                                                ==============
Represented by:
Paid-in capital for beneficial interests.....................   $7,657,399,940
                                                                ==============

Cash Reserves Portfolio
Statement Of Operations
For the Year Ended August 31, 1997

Interest Income (Note 1B)..................                       $345,707,841
Expenses:
Investment advisory fees (Note 2A).........      $ 9,148,204
Administrative fees (Note 2B)..............        3,049,401
Custodian fees.............................        1,513,346
Auditing fees..............................           48,003
Trustees' fees.............................           43,104
Legal fees.................................           21,171
Other......................................           83,464
                                                 -----------
    Total expenses.........................       13,906,693
    Less aggregate amount waived by
     Investment Adviser and Administrator
     (Notes 2A and 2B).....................       (7,802,319)
    Less fees paid indirectly (Note 1E)....             (659)
                                                 -----------
    Net expenses...........................                          6,103,715
                                                                  ------------
    Net investment income..................                       $339,604,126
                                                                  ============

See notes to financial statements

Cash Reserves Portfolio
Statement Of Changes In Net Assets

                                                                                Year Ended August 31,
                                                                     --------------------------------------------
                                                                           1997                        1996
                                                                     ----------------             ---------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income.............................................    $  339,604,126              $   230,781,560
                                                                     ----------------             ----------------
Capital Transactions:
Proceeds from contributions.......................................    33,685,999,190               24,522,122,636
Value of withdrawals..............................................   (30,810,390,668)             (25,076,123,009)
                                                                     ----------------             ----------------
Net increase (decrease) in net assets from capital transactions        2,875,608,522                 (554,000,373)
                                                                     ----------------             ----------------
Net Increase (Decrease) in Net Assets ..........                       3,215,212,648                 (323,218,813)
Net Assets:
Beginning of period................................................    4,442,187,292                4,765,406,105
                                                                     ----------------             ----------------
End of period....................................................... $ 7,657,399,940               $4,442,187,292
                                                                     ================             ================



Cash Reserves Portfolio
Financial Highlights

                                                                                            Year Ended August 31,
                                                                          ---------------------------------------------------------
                                                                             1997        1996        1995       1994        1993
                                                                          ----------   --------   ---------  ----------  ----------
Ratios/Supplemental Data:
Net assets (000's omitted)............................................    $7,657,400  $4,442,187  $4,765,406  $2,147,361  $781,470
Ratio of expenses to average net assets...............................          0.10%       0.10%       0.10%       0.11%     0.20%
Ratio of net investment income to
  average net assets..................................................          5.57%       5.64%       5.88%       3.87%     3.15%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets........................................          0.23%       0.23%       0.23%       0.24%     0.25%
Net investment income to average net assets...........................          5.44%       5.50%       5.75%       3.74%     3.10%
See notes to financial statements

Cash Reserves Portfolio
Notes To Financial Statements

(1) SIGNIFICANT ACCOUNTING POLICIES

Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

A. Investment Advisory Fee -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $9,148,204, of which $4,752,918 was voluntarily waived for the year ended August 31, 1997. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $3,049,401, all of which were voluntarily waived for the year ended August 31, 1997. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

Cash Reserves Portfolio
Notes To Financial Statements

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $407,817,667,716 and $404,668,761,218, respectively, for the year ended
August 31, 1997.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1997, the commitment fee allocated to the Portfolio was $23,449. Since the line of credit was established, there have been no borrowings.




Cash Reserves Portfolio
Independent Auditors' Report

To the Trustees and the Investors of Cash Reserves Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1996 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.



PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
October 9, 1996


14

Administrators of the Fund
U.S. Trust Company of Connecticut
225 High Ridge Road
Stamford, CT 06905

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(617) 557-8000

Federated Administrative Services
Federated Investment Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Investment Adviser of the Portfolio
Citibank, N.A.
153 East 53rd Street
New York, NY 10043

Transfer Agent of the Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Custodian and Transfer Agent
of the Portfolio
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor of the Fund
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230

Independent Accountants of the Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110


USTEXIMA97

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                                 Annual Report
                                August 31, 1997